Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of classification and amount of fair value of derivatives not designated as hedging instruments within Consolidated Balance Sheets
The following tables summarize information on the classification and amount of the fair value of derivatives not designated as hedging instruments within the Company's Consolidated Balance Sheets as of December 31, 2019 and 2018:

(Millions)	2019			2018
Derivatives not designated as hedging instruments	Notional value	Asset derivative at fair value(1)	Liability derivative at fair value(2)	Notional value	Asset derivative at fair value(1)	Liability derivative at fair value(2)
Interest rate cap	$250.0	$—	$—	$250.0	$0.2	$—
Foreign currency swaps	$90.0	$—	$3.6	$45.0	$—	$4.6
Foreign currency forwards	$(30.0)	$2.7	$5.7	$—	$—	$—
Weather derivatives	$110.7	$7.0	$—	$150.5	$3.9	$—
Equity futures contracts	$34.5	$—	$—	$—	$—	$—
Equity warrants	$0.4	$0.4	$—	$—	$—	$—
Equity put options	$31.0	$1.3	$0.2	$6.2	$—	$0.5
(1)Asset derivatives are classified within Other assets within the Company's Consolidated Balance Sheets of December 31, 2019 and 2018.
(2)Liability derivatives are classified within Other liabilities within the Company's Consolidated Balance Sheets of December 31, 2019 and 2018.

Schedule of classification and net impact on earnings, recognized in Consolidated Statements of (Loss) Income relating to derivatives
The following table summarizes information on the classification and net impact on earnings, recognized in the Company's Consolidated Statements of (Loss) relating to derivatives during the years ended December 31, 2019, 2018, and 2017:

(Millions) Derivatives not designated as hedging instruments	Classification of gains (losses) recognized in earnings	2019	2018	2017
Interest rate cap	Other revenues	$(0.2)	$0.1	$(1.5)
Foreign currency swaps	Net foreign exchange gains	$4.2	$6.9	$(11.3)
Foreign currency forwards	Net foreign exchange gains	$(10.4)	$—	$(0.3)
Weather derivatives	Other revenues	$(1.1)	$5.2	$(1.5)
Equity futures contracts	Net realized investment gains (losses)	$(1.7)	$1.7	$—
Equity put options	Net realized investment gains (losses)	$(0.8)	$—	$—
Equity put options	Net unrealized investment gains (losses)	$(0.8)	$—	$—
Equity warrants	Net unrealized investment gains (losses)	$0.4	$—	$—